PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cost:
Property and equipment, gross	¥ 14,343		¥ 14,294
Less: Accumulated depreciation	8,769		8,456
Property and equipment net excluding construction in process	5,574		5,838
Construction in progress	108		259
Property and equipment, net	5,682	$ 778	6,097
Buildings
Cost:
Property and equipment, gross	791		791
Leasehold improvements
Cost:
Property and equipment, gross	11,187		11,053
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,363		2,448
Motor vehicles
Cost:
Property and equipment, gross	¥ 2		¥ 2